 American Century Brokerage

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American Century
Investments
Fund Profile

INVESTOR CLASS
Prime Money Market Fund

January 31, 2006

THIS PROFILE SUMMARIZES KEY INFORMATION ABOUT THE FUND THAT IS INCLUDED IN THE
FUND'S PROSPECTUS. THE FUND'S PROSPECTUS INCLUDES ADDITIONAL INFORMATION ABOUT
THE FUND, INCLUDING A MORE DETAILED DESCRIPTION OF THE RISKS ASSOCIATED WITH
INVESTING IN THE FUND, THAT YOU MAY WANT TO CONSIDER BEFORE YOU INVEST.

You may obtain the prospectus and other information about the fund at no cost by calling us at 1-888-345-2071, accessing our Web site or visiting one of our
Investor Centers. See the back cover for additional telephone numbers and our address.

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Prime Money Market Fund

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Prime Money Market seeks to earn the highest level of current income while preserving the value of your investment.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund buys high-quality, very short-term, debt securities. These securities are short-term obligations of banks, governments and corporations that are payable in U.S. dollars.

    Additional information about Prime Money Market's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any
      other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

    * Because high-quality, very short-term debt securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than the yield on funds that invest in longer-term or lower-quality securities.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Prime Money Market's
    Investor Class shares for each full calendar year since the fund's inception on November 17, 1993. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future. Account fees are not reflected in the chart below. If they had been included, returns would be lower than those shown.

    Calendar Year-By-Year Returns
    ---------------------------------------------------------------------------
    2005            2.75%
    2004            0.85%
    2003            0.64%
    2002            1.37%
    2001            3.83%
    2000            6.02%
    1999            4.77%
    1998            5.18%
    1997            5.26%
    1996            5.09%
    ---------------------------------------------------------------------------

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                             Highest                Lowest
    ---------------------------------------------------------------------------
    Prime Money Market       1.56% (3Q 2000)        0.13% (3Q 2003)

    The following tables show the average annual total returns of the fund's shares for the periods indicated. For current performance information, including seven-day yield, please call us or access our Web site.

                                           1 YEAR       5 YEARS     10 YEARS
    ---------------------------------------------------------------------------
    AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED DECEMBER 31, 2005)
    ---------------------------------------------------------------------------
        Prime Money Market                  2.75%        1.88%        3.56%
    ---------------------------------------------------------------------------

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century
    * to reinvest dividends in additional shares
    * to exchange into the Investor Class shares of other American Century funds
    * to redeem your shares, other than a $10 fee to redeem by wire

    The following tables describe the fees and expenses you may pay if you buy and hold shares of the fund.

    SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
    ---------------------------------------------------------------------------
        Maximum Account Maintenance Fee                  $25(1)
    ---------------------------------------------------------------------------

    (1) Applies only to investors whose total eligible investments with
        American Century are less than $10,000.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    ---------------------------------------------------------------------------
         Management Fee                                   0.58%(1)(2)
         Distribution and Service (12b-1) Fees            None
         Other Expenses                                   0.02%(3)
         Total Annual Fund Operating Expenses             0.60%
    ---------------------------------------------------------------------------

    (1) The fund pays the advisor a single, unified management fee for arranging all services necessary for the fund to operate. The fee shown is based on assets during the fund's most recent fiscal year. The fund has a stepped fee schedule. As a result, the fund's unified management fee rate generally decreases as fund assets increase and increase as fund assets decrease.

    (2) Effective July 29, 2005 American Century voluntarily waived a portion of the fund's management fee. Taking into account this waiver, the Management Fee and Total Annual Fund Operating Expenses for Investor
        Class will be 0.54% and 0.56% respectively. This fee waiver is voluntary and may be revised or terminated at any time by American Century without notice.

    (3) Other expenses include the fees and expenses of the fund's independent trustees and their legal counsel, as well as interest and portfolio insurance.

           EXAMPLE

             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above

             . . . your cost of investing in the fund would be:

                   1 year      3 years       5 years        10 years
             ------------------------------------------------------------------
                    $61         $192          $334            $749

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers and analysts working together to manage its mutual funds.
    Identified below is the portfolio manager who leads the team that manages
    Prime Money Market:

    DENISE LATCHFORD, Vice President, Senior Portfolio Manager, and Director of
    Money Fund Investments has been a member of the team that manages Prime
    Money Market since January 1996. She joined American Century in 1988 and became a portfolio manager in June 1995. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden
    Gate University - San Francisco.

6. HOW DO I BUY FUND SHARES?

    American Century Brokerage offers several ways to purchase shares

    * Complete and return a brokerage application along with an investment check payable to American Century Brokerage

    * Call us and send your investment by bank wire transfer

    * If you already have an American Century Brokerage account, simply contact us by writing, calling or accessing our Web site

    Your initial investment in your brokerage account must be at least $2,500.
    If your account balance falls below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    The most convenient way for you to sell money market fund shares in your brokerage account is to use our CheckWriting feature. If you do not have checks, you can call us during business hours or send us a letter requesting a redemption check or bank wire. Bank wires require a minimum redemption of
    $1,000 and a $20 fee applies. In addition, we will automatically sell sufficient shares in Prime Money Market when you direct us to make other investments in your brokerage account.

    Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests may require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Dividends are declared and available for redemption daily. Because Prime is a money market fund, its distributions generally will be taxed as ordinary income. If the fund's share price were to go up or down, its annual distributions also could include capital gains or losses. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century Brokerage offers several ways to make it easier for you to manage your account, such as

    *  telephone transactions
    *  wire and electronic funds transfers
    *  TeleSelect Automated Information and Trading Line transactions
    *  24-hour online account access and transactions

    You will find more information about these choices in our Brokerage
    Information Kit, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

AMERICAN CENTURY BROKERAGE, INC.
P.O. BOX 419146
KANSAS CITY, MISSOURI 64141-6146

AMERICANCENTURY.COM

BROKERAGE CLIENT RELATIONS ASSOCIATE
1-888-345-2071

FAX
650-967-9627

TELESELECT AUTOMATED INFORMATIONAND TRADING LINE
1-888-345-2091

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113

SEP-IRA SERVICES
1-800-345-3533, ext. 4210

                         The American Century Investments logo, American Century
                         and American Century Investments are service marks of
                         American Century Proprietary Holdings, Inc.

BK-PRF-47644  0601       American Century Investment Services, Inc., Distributor